Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Loss
Net loss	$ (86,343)	$ (181,873)
Other comprehensive income (loss)
Changes in fair value of financial assets at fair value through comprehensive income (loss)	(6,366)	(10,171)
Income tax effect	648	1,010
Share of other comprehensive loss of associates	(797)
Currency translation adjustments	18,509	(14,060)
Other comprehensive income (loss)	11,994	(23,221)
Comprehensive loss	$ (74,349)	$ (205,094)